PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.0%
Asset-Backed Securities 12.8%
Bermuda 0.8%
TSTAT Ltd., Series 2022-01A, Class A1, 144A	— %(p)	07/20/31	750	$750,000
Cayman Islands 8.4%
AIG CLO Ltd., Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.883(c)	10/25/33	500	487,203
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	2.867(c)	01/15/37	200	195,680
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class A, 144A	—(p)	07/15/30	500	497,500
Bain Capital Credit CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	3.743(c)	04/23/31	250	245,142
Broad River BSL Funding CLO Ltd., Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.880(c)	07/20/34	750	723,730
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	3.812(c)	04/30/31	250	244,888
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.710(c)	04/17/31	249	244,574
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	3.796(c)	04/26/31	750	735,017
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.910(c)	10/20/34	250	240,764
Madison Park Funding Ltd., Series 2019-33A, Class AR, 144A, 3 Month SOFR+ 1.290% (Cap N/A, Floor 1.290%)	3.618(c)	10/15/32	750	734,512
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.128(c)	02/20/31	250	238,333
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	4.490(c)	04/17/31	250	237,764

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Palmer Square CLO Ltd., Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.635%(c)	05/21/34		750	$721,380
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.986(c)	10/29/34		250	240,291
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	3.870(c)	04/20/34		750	724,318

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.980(c)	01/17/30		230	227,504
Trimaran Cavu Ltd., Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	3.993(c)	04/23/32		500	490,899
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	3.773(c)	04/25/31		250	244,089
Wind River CLO Ltd., Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	3.722(c)	10/15/34		250	240,276
					7,713,864
Ireland 1.7%
Ares European CLO DAC, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	461,350
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	250,097
Carlyle Euro CLO DAC, Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	10/15/35	EUR	300	287,883
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	11/15/31	EUR	500	488,355
					1,487,685

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Spain 0.1%
TFS,
Series 2018-03, Class A1^	0.000%(cc)	04/16/40	EUR	—(r)	$72
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	62	62,594
					62,666
United States 1.8%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.514(c)	05/17/31		250	244,376
Exeter Automobile Receivables Trust, Series 2021-03A, Class D	1.550	06/15/27		100	91,737
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	3.522(c)	04/15/31		250	244,381
Lendmark Funding Trust, Series 2019-02A, Class A, 144A	2.780	04/20/28		200	195,801
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		100	96,925
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100	98,519
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	94,767
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A	1.760	03/08/28		100	94,080
Series 2021-A, Class C, 144A	3.440	03/08/28		100	94,151

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		200	199,947
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	94,033
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	5.059(c)	06/25/24		120	117,017
					1,665,734

Total Asset-Backed Securities (cost $12,298,346)					11,679,949

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans 0.0%
United States
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	9.786%(c)	05/25/26		5	$5,055
Second Lien Term Loan, 1 Month SOFR + 3.250%	5.036(c)	08/24/26		50	9,927

Total Bank Loans (cost $42,809)					14,982
Commercial Mortgage-Backed Securities 7.1%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	22	16,465
Ireland 1.0%
Deco DAC, Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	4.170(c)	08/07/30	GBP	445	460,925
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.900(c)	08/17/33	EUR	100	94,957
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	2.108(c)	08/17/31	GBP	96	109,882
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	2.358(c)	08/17/31	GBP	96	113,069
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	2.708(c)	08/17/31	GBP	95	106,162
					884,995
United States 6.1%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		250	246,232
Series 2020-BN26, Class A3	2.155	03/15/63		200	178,462

Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		380	340,218
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51		175	173,244
Series 2018-B02, Class A3	3.544	02/15/51		200	197,578
Series 2020-B17, Class A4	2.042	03/15/53		75	66,092
Series 2020-B20, Class A3	1.945	10/15/53		100	90,156

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.999%(c)	10/15/36	85	$82,006
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	4.299(c)	10/15/36	85	81,624
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.649(c)	10/15/36	517	491,169
Series 2022-AHP, Class E, 144A, 1 Month SOFR+ 3.040% (Cap N/A, Floor 3.040%)	4.999(c)	01/17/39	400	387,604

BX Trust, Series 2022-LBA06, Class E, 144A, 1 Month SOFR+ 2.700% (Cap N/A, Floor 2.700%)	4.659(c)	01/15/39	350	330,496
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	150	148,616
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	4.765(c)	11/15/37	98	95,214
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.149(c)	05/15/36	200	193,951
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.640(cc)	11/25/25	4,343	76,241
Series K111, Class X1, IO	1.571(cc)	05/25/30	319	31,167
Series K113, Class X1, IO	1.387(cc)	06/25/30	920	79,944
Series KG03, Class X1, IO	1.381(cc)	06/25/30	1,054	90,071

GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51	125	122,984
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)	4.639(c)	06/15/38	150	135,094
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	5.389(c)	06/15/38	100	88,034

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	100	69,763
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.199(c)	01/15/36	100	94,261
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.749(c)	01/15/36	100	94,315

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	250	247,744

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684%	10/15/49		225	$214,901
Series 2021-C59, Class A3	1.958	04/15/54		600	539,734
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	4.399(c)	05/15/31		100	94,868
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	6.499(c)	05/15/31		600	562,677
					5,644,460

Total Commercial Mortgage-Backed Securities (cost $7,047,482)					6,545,920
Corporate Bonds 34.5%
Belgium 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		140	140,843
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	6.625	01/16/34	GBP	300	338,351
Bulgaria 0.2%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	163,467
Canada 1.0%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	23,210
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		19	18,620
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		21	20,764
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	73,700

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	26,775
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,898
Sr. Unsec’d. Notes	3.750	02/15/52		10	8,047
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	209,026

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Hydro-Quebec, (cont’d.)
Local Gov’t. Gtd. Notes, Series JN	5.000%	02/15/50	CAD	50	$47,475

Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	100,338
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	296,630
Teck Resources Ltd., Sr. Unsec’d. Notes	5.400	02/01/43		60	55,533
					893,016
China 2.1%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	923,755
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		84	83,999
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	5,000	803,256
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	156,126
					1,967,136
Denmark 0.5%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		300	296,466
Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	151,130
					447,596
France 2.4%
Banque Federative du Credit Mutuel SA, Sr. Unsec’d. Notes, 144A	1.604	10/04/26		200	181,663
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28		200	181,032
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		400	338,095

BPCE SA, Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27		250	223,175
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	104,250
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	98,628
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	96,790

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)

Regie Autonome des Transports Parisiens, Sr. Unsec’d. Notes, EMTN	0.400%	12/19/36	EUR	91	$88,802
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	83,103
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	177,533
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28		200	181,122
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		255	243,619

Verallia SA, Gtd. Notes	1.625	05/14/28	EUR	200	182,700
					2,180,512
Germany 1.3%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	100	103,126
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	68,278
Deutsche Bank AG,
Sr. Unsec’d. Notes	0.898	05/28/24		265	250,639
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	196,855
Sr. Unsec’d. Notes	2.552(ff)	01/07/28		150	131,420
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	1,000	145,377

TK Elevator Midco GmbH, Sr. Sec’d. Notes	4.375	07/15/27	EUR	153	143,139
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	101,167
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	101,363
					1,241,364
Hong Kong 0.4%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	186,158
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	142,404
					328,562
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	88,874

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	200	$189,181
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	84,690
					273,871
Indonesia 0.1%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	78,462
Israel 0.1%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	95,250
Italy 0.8%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	107,254
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	199,112
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	414	343,748
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	102,665
					752,779
Jamaica 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd., Gtd. Notes, 144A	8.000	12/31/26		100	69,000
Japan 0.4%
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	1.538(ff)	07/20/27		210	187,888
Nomura Holdings, Inc., Sr. Unsec’d. Notes	2.999	01/22/32		200	168,471
					356,359

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250%	12/05/23	CHF	150	$145,670
Luxembourg 0.2%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	76,123
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	93,600
					169,723
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		100	118,874
Mexico 0.8%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		158	135,880
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	182,858
Gtd. Notes, EMTN	3.750	04/16/26	EUR	200	176,815
Gtd. Notes, EMTN	4.875	02/21/28	EUR	300	254,122
					749,675
Netherlands 0.8%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	90	59,026
ING Groep NV, Sr. Unsec’d. Notes	4.017(ff)	03/28/28		200	193,029
JDE Peet’s NV, Gtd. Notes, 144A	1.375	01/15/27		150	131,313
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	225	227,470
United Group BV, Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	150	119,686
					730,524
Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		75	69,919

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Philippines 0.0%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600%	06/15/27		40	$47,200
Portugal 0.1%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	126,215
Russia 0.6%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	600	390,818
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	40,882
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	300	146,136
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25(d)	CHF	50	2,626
Sr. Unsec’d. Notes	7.487	03/25/31(d)	GBP	100	13,396
					593,858
Singapore 0.1%
Singapore Telecommunications Ltd., Sr. Unsec’d. Notes, 144A	7.375	12/01/31		67	85,940
South Africa 0.2%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	190,188
Spain 0.7%
Banco Santander SA, Sr. Unsec’d. Notes	1.722(ff)	09/14/27		200	176,321
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	235,849
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	82,950
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	178,540
					673,660
Supranational Bank 0.2%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	18,178

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400%	01/05/45	CAD	50	$48,290
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	0.127(c)	08/11/26		100	91,925
					158,393
Sweden 0.3%
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A	1.418(ff)	06/11/27		275	248,436
Switzerland 0.9%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	234,477
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	179,542
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	177,146
Sr. Unsec’d. Notes, 144A	4.751(ff)	05/12/28		200	200,478
					791,643
United Arab Emirates 0.8%
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	197,166
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	120,562

Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	380	270,783
MDGH GMTN RSC Ltd., Gtd. Notes, EMTN	6.875	03/14/26	GBP	100	133,958
					722,469
United Kingdom 3.2%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	142,811
Barclays PLC, Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	196,935
BAT Capital Corp., Gtd. Notes	2.259	03/25/28		80	68,666
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	197,609

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	100	$83,523
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		150	148,007
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	100	107,984
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	94,382
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	200	189,174
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	94,668
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.589(ff)	05/24/27		200	178,238
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		200	167,282

Kane Bidco Ltd., Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	150	161,168
Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	101,686
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	308,965
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	170,617
TalkTalk Telecom Group Ltd., Gtd. Notes	3.875	02/20/25	GBP	200	214,483
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	315,256
					2,941,454
United States 14.9%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39		50	47,061
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		50	43,418
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		175	169,732
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		50	47,994
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	99,714

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
American Medical Systems Europe BV, Gtd. Notes	1.625%	03/08/31	EUR	100	$96,644
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		75	75,953
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		150	156,913
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26		15	16,151
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes	2.125	08/15/26	EUR	250	216,249
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	24,195
Gtd. Notes, 144A	9.000	11/01/27		25	30,347
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	19,395
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	18,975
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	31,111
Sr. Unsec’d. Notes	3.650	09/15/59		69	53,846
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	69,521

Avantor Funding, Inc., Sr. Sec’d. Notes	2.625	11/01/25	EUR	250	249,858
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		50	48,170
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		190	165,620
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)		150	135,453
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	244,936
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		130	111,342
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	169,564
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	264,976
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	78,345

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		135	85,259
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	2,663
Gtd. Notes, 144A	5.250	01/30/30		25	12,875
Gtd. Notes, 144A	6.250	02/15/29		10	5,337

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	6.750%	03/15/25	50	$48,116
Gtd. Notes	7.250	10/15/29	20	18,190

Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	100	92,587
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	2.350	11/13/40	10	7,827
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	10	8,058
Sr. Unsec’d. Notes	4.125	05/15/29	65	61,430
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	30	23,903
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	102	82,140
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	65	56,184
Sr. Unsec’d. Notes, 144A	4.150	04/15/32	200	188,517

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34	92	83,332
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	66,665
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	60	53,918
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	10	8,861
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	47,006

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27	235	228,151
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	50	43,362
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	75	72,375

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	100	91,424
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	40	36,546
Gtd. Notes	5.375	03/15/44	40	38,566
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	40	31,918
Sr. Sec’d. Notes	3.900	06/01/52	135	97,791
Sr. Sec’d. Notes	4.800	03/01/50	35	28,865
Sr. Sec’d. Notes	6.384	10/23/35	100	105,021

Cigna Corp., Sr. Unsec’d. Notes	2.400	03/15/30	25	22,387
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	150	137,434

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	1.462%(ff)	06/09/27		300	$270,149
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		35	29,749
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		100	85,900
Sr. Unsec’d. Notes	3.106(ff)	04/08/26		300	291,868

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29		100	96,312
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.900	04/05/32		230	214,029
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	4.625	12/01/30		200	152,059
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		50	41,744
Sr. Unsec’d. Notes	5.375	11/15/27		25	23,502
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	38,251
Gtd. Notes, 144A	4.625	06/01/30		100	82,253

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		45	4,209
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49		60	53,583
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		100	82,583
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		37	36,899
Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		100	93,127
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	75,736
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	90,638
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	45,376
Sr. Unsec’d. Notes	5.000	05/15/50		45	39,761
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	12,513
Gtd. Notes	4.450	02/15/43		20	18,525

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	98,944
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46		125	107,514

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

General Motors Co., Sr. Unsec’d. Notes	5.150%	04/01/38	50	$45,207
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.700	06/10/31	75	61,408
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	130	109,935
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	300	268,964
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	20	16,478
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	195	168,257

HCA, Inc., Gtd. Notes	5.250	04/15/25	100	101,963
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	25	22,916
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	25	22,682

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	50	43,151
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29	4	4,056
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	150	120,992
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	200	178,768
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	250	220,706
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	90	85,313
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	110	94,505
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	125	108,496
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	65	62,151

Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	53	44,941
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	93	90,030
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32	50	47,248
Magallanes, Inc.,
Gtd. Notes, 144A	3.755	03/15/27	100	96,127
Gtd. Notes, 144A	5.050	03/15/42	65	57,716
Gtd. Notes, 144A	5.141	03/15/52	115	100,481
Gtd. Notes, 144A	5.391	03/15/62	15	13,155

Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41	50	55,726

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850%	04/15/31		75	$64,293
Masonite International Corp., Gtd. Notes, 144A	3.500	02/15/30		50	42,938
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		50	45,142
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	22,587
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	188,896
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	100,334
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	43,325
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		50	42,161
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		180	148,409
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		55	47,220

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	24,472
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.375	04/24/30	GBP	250	247,950
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	13,165
Gtd. Notes, 144A	6.000	01/15/27		35	32,441

Newell Brands, Inc., Sr. Unsec’d. Notes	4.450	04/01/26		100	98,782
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25		75	74,717
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		53	51,047
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	19,797
ONEOK, Inc., Gtd. Notes	4.450	09/01/49		120	98,366
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		50	44,141
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	69,608
Phillips 66, Gtd. Notes	3.700	04/06/23		15	15,034
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	44,712
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,529

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Realty Income Corp., (cont’d.)
Sr. Unsec’d. Notes	2.850%	12/15/32		5	$4,506

Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	200	174,427
Skyworks Solutions, Inc., Sr. Unsec’d. Notes	3.000	06/01/31		75	63,249
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		180	186,420
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	55,776
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	21,781
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	103,302
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	49,138
Swiss Re Finance UK PLC, Gtd. Notes, EMTN	2.714(ff)	06/04/52	EUR	100	89,745
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		50	45,382
Gtd. Notes, 144A	7.500	10/01/25		50	50,222

Targa Resources Corp., Gtd. Notes	4.200	02/01/33		40	37,579
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	25,530
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,148

Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28		50	48,722
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	4.375	04/15/40		30	27,938
Sr. Sec’d. Notes	4.500	04/15/50		40	36,794

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28		75	71,986
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	167,357
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	150	112,870
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		23	19,333

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	60	$57,765
Sr. Sec’d. Notes, 144A	4.625	04/15/29	10	9,217

United Rentals North America, Inc., Gtd. Notes	5.250	01/15/30	60	60,685
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	100	100,601
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	125	113,495
Ventas Realty LP, Gtd. Notes	2.500	09/01/31	130	110,441
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	5	4,630
Sr. Sec’d. Notes, 144A	4.125	08/15/31	5	4,621
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31	45	40,010
Sr. Unsec’d. Notes	2.650	11/20/40	45	34,634
Sr. Unsec’d. Notes	3.400	03/22/41	20	17,086
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	110	80,345
Gtd. Notes	4.000	06/22/50	15	10,395

VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30	160	157,537
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25	22,862
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	125	121,069
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	45	44,345
Gtd. Notes, 144A	5.625	02/15/27	75	75,211

Warner Media LLC, Gtd. Notes	4.050	12/15/23	150	149,707
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	85	81,062
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	130	118,038
Welltower, Inc.,
Sr. Unsec’d. Notes	2.050	01/15/29	50	43,485
Sr. Unsec’d. Notes	3.100	01/15/30	70	63,642

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51	30	23,535
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	55	53,937

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

WPC Eurobond BV, Gtd. Notes	0.950%	06/01/30	EUR	100	$83,580
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		50	49,961
					13,615,954

Total Corporate Bonds (cost $36,777,111)					31,595,237
Municipal Bond 0.2%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $162,841)	0.000(cc)	11/01/43		299	159,229
Residential Mortgage-Backed Securities 2.5%
Bermuda 0.6%
Bellemeade Re Ltd., Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	3.264(c)	03/25/31		102	101,718
Home Re Ltd., Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.809(c)	07/25/33		150	148,272
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	3.114(c)	04/25/34		300	292,230
					542,220
Ireland 0.1%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	2.238(c)	07/30/75	EUR	52	52,843
United Kingdom 0.1%
Jupiter Mortgage PLC, Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	2.355(c)	07/20/60	GBP	100	119,733

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States 1.7%
BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	3.364%(c)	09/12/26	46	$46,124
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	4.664(c)	12/25/41	110	99,846
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	7.764(c)	03/25/42	25	25,261
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	6.764(c)	03/25/42	20	19,641
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	5.514(c)	11/25/50	35	33,801
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	4.114(c)	11/25/50	111	111,106
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	5.859(c)	07/25/50	1	1,412
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	4.164(c)	01/25/51	10	8,635
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	3.314(c)	01/25/51	74	72,622
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	5.014(c)	10/25/33	45	40,593
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	4.564(c)	01/25/34	30	26,815
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	3.164(c)	01/25/34	18	17,973
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.914(c)	10/25/41	100	91,648
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	4.864(c)	09/25/41	30	26,664
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	3.614(c)	09/25/41	70	62,614
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	4.414(c)	04/25/42	140	135,857

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	166	158,245
GS Mortgage-Backed Securities Trust, Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59	8	7,924
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	66	65,268

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Legacy Mortgage Asset Trust, (cont’d.)
Series 2020-GS01, Class A1, 144A	2.882%	10/25/59		71	$70,864

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		180	164,721
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	6.115(c)	12/25/22		101	100,038
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	02/25/23		100	98,733
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.909(c)	08/25/25		100	98,771
					1,585,176

Total Residential Mortgage-Backed Securities (cost $2,411,652)					2,299,972
Sovereign Bonds 21.9%
Andorra 0.2%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	183,218
Austria 0.2%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	180	166,097
Brazil 0.6%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		33	32,279
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		510	502,127
					534,406
Bulgaria 0.2%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	65,303
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	96,539
					161,842

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Canada 0.5%
City of Montreal Canada, Unsec’d. Notes	3.000%	09/01/27	CAD	200	$154,629
Municipal Finance Authority of British Columbia, Unsec’d. Notes	2.500	04/19/26	CAD	200	152,855
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	50	36,617
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	100	71,658
					415,759
Chile 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	106,025
China 1.0%
China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	306,591
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	235,211
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	81,461
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	83,876

China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	83,389
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	152,462
					942,990
Colombia 0.8%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	161,225
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	43,233
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	490,839
					695,297
Croatia 0.3%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	185,732
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	100	85,648
					271,380

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus 0.6%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625%	01/21/30	EUR	100	$86,350
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	14,785
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	100,403
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	105,918
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	194,420
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	27,173
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	55,309
					584,358
Denmark 0.0%
Denmark Government Bond, Bonds, Series 30 YR	0.250	11/15/52	DKK	300	29,362
Dominican Republic 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	98,113
France 0.1%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	82,488
Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe, Bonds	0.000	08/15/31	EUR	100	95,862
Greece 2.0%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/24	EUR	21	22,013
Bonds	4.300	02/24/25	EUR	13	13,985
Bonds	4.300	02/24/26	EUR	34	36,977
Bonds	4.300	02/24/27	EUR	65	71,609
Bonds	4.300	02/24/28	EUR	42	46,910
Bonds	4.300	02/24/29	EUR	25	27,870
Bonds	4.300	02/24/30	EUR	10	10,995
Bonds	4.300	02/24/31	EUR	23	25,711
Bonds	4.300	02/24/32	EUR	24	27,099
Bonds	4.300	02/24/33	EUR	46	50,811
Bonds	4.300	02/24/34	EUR	22	23,970
Bonds	4.300	02/24/35	EUR	33	35,046
Bonds	4.300	02/24/36	EUR	24	25,093

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/37	EUR	16	$17,541
Bonds	4.300	02/24/38	EUR	15	15,246
Bonds	4.300	02/24/39	EUR	23	23,341
Bonds	4.300	02/24/40	EUR	23	23,193
Bonds	4.300	02/24/41	EUR	23	23,037
Bonds	4.300	02/24/42	EUR	37	37,034
Bonds, 144A	0.750	06/18/31	EUR	300	254,829
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	878,099
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	135	89,110

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	59,373
					1,838,892
Hong Kong 0.3%
Airport Authority, Sr. Unsec’d. Notes, 144A	2.500	01/12/32		245	220,142
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	82,002
					302,144
Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	94,846
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	75,396
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	164,850
					335,092
India 0.2%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	1,000	143,277
Indonesia 1.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	92,483
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	75,513
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	95,421
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	200,076
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	103,693

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.750%	06/14/28	EUR	200	$205,343
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	201,475
					974,004
Israel 0.7%
Israel Government Bond - Fixed, Bonds, Series 0537	1.500	05/31/37	ILS	1,100	268,071
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	100,161
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	261,811
					630,043
Italy 2.5%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	105	90,682
Sr. Unsec’d. Notes, 144A	0.950	12/01/31	EUR	100	85,175
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	120	99,100
Sr. Unsec’d. Notes, 144A	1.700	09/01/51	EUR	150	107,378
Sr. Unsec’d. Notes, 144A	1.800	03/01/41	EUR	415	334,511
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	335	347,608

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	88	86,604
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	65,371
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	175,032
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	63,719
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	137,679
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	381,700
Sr. Unsec’d. Notes, MTN	5.200	07/31/34	EUR	300	353,027
					2,327,586
Japan 1.0%
Japan Government Ten Year Bond, Bonds, Series 366	0.200	03/20/32	JPY	30,000	226,522
Japan Government Thirty Year Bond,
Bonds, Series 70	0.700	03/20/51	JPY	15,000	99,564
Bonds, Series 72	0.700	09/20/51	JPY	15,000	99,184

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan (cont’d.)
Japan Government Thirty Year Bond, (cont’d.)
Bonds, Series 73	0.700%	12/20/51	JPY	20,000	$132,134
Japan Government Twenty Year Bond,
Bonds, Series 176	0.500	03/20/41	JPY	15,000	106,698
Bonds, Series 180	0.800	03/20/42	JPY	30,000	223,338
					887,440
Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	200	178,859
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	105,290
					284,149
Lithuania 0.2%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	189,329
Mexico 1.2%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	90,840
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	155,134
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	91,684
Sr. Unsec’d. Notes, Series 19	1.440	07/24/24	JPY	100,000	759,059
					1,096,717
New Zealand 0.1%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	59,411
Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	180,975
Sr. Unsec’d. Notes	3.875	03/17/28		200	193,912
					374,887
Peru 0.5%
Peru Government Bond, Sr. Unsec’d. Notes	6.150	08/12/32	PEN	30	6,580

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250%	03/11/33	EUR	105	$79,548
Sr. Unsec’d. Notes	2.392	01/23/26		85	80,500
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	304,277
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	22,336
					493,241
Philippines 0.5%
Philippine Government International Bond, Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	433,189
Portugal 1.0%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.300	10/17/31	EUR	200	179,271
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	70,549
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	250,524
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	135	180,614
Sr. Unsec’d. Notes, 144A, Series 15 YR	2.250	04/18/34	EUR	50	53,053
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	181,565
					915,576
Qatar 0.2%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	200,500
Romania 0.3%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	156,374
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	39,742
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	81,751
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	38,129
					315,996
Russia 0.2%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.125	11/20/27	EUR	100	38,838
Sr. Unsec’d. Notes	2.650	05/27/36(d)	EUR	100	36,794

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Russia (cont’d.)
Russian Foreign Bond - Eurobond, (cont’d.)
Sr. Unsec’d. Notes	2.875%	12/04/25	EUR	200	$77,676
Sr. Unsec’d. Notes	4.375	03/21/29(d)		200	76,000
					229,308
Saudi Arabia 0.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	200	166,594
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	104,121
					270,715
Serbia 0.5%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	66,668
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	231,648
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	147,500
					445,816
Singapore 0.0%
Singapore Government Bond, Bonds	2.750	03/01/46	SGD	40	28,211
Slovenia 0.3%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	300	262,439
South Africa 0.3%
Republic of South Africa Government Bond, Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	7,100	283,606
Spain 1.3%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	115,496
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	98,369
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	33,083
Sr. Unsec’d. Notes, 144A	0.500	10/31/31	EUR	250	228,413
Sr. Unsec’d. Notes, 144A	0.850	07/30/37	EUR	110	91,898

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.000%	10/31/50	EUR	190	$135,276
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	285	283,839
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	72,708

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	140,196
					1,199,278
Ukraine 0.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	230	41,960
Sr. Unsec’d. Notes	6.750	06/20/26(d)	EUR	200	39,349
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	18,244
					99,553
United Arab Emirates 0.2%
UAE International Government Bond, Sr. Unsec’d. Notes, 144A, MTN	2.000	10/19/31		205	180,246
United Kingdom 0.9%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	152,893
Unsec’d. Notes	5.625	03/29/30	GBP	100	147,529

United Kingdom Gilt, Bonds	4.250	12/07/46(k)	GBP	330	530,606
					831,028
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	40,954
Sr. Unsec’d. Notes	4.375	01/23/31		62	65,531
					106,485

Total Sovereign Bonds (cost $25,544,351)					20,105,355

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligation 0.2%
Tennessee Valley Authority Sr. Unsec’d. Notes (cost $190,140)	5.625%	06/07/32	GBP	100	$153,219
U.S. Treasury Obligations 16.6%
U.S. Treasury Bonds	2.375	02/15/42		865	752,685
U.S. Treasury Bonds	2.750	08/15/47(k)		675	614,883
U.S. Treasury Bonds	3.250	05/15/42		1,160	1,161,450
U.S. Treasury Notes	0.625	08/15/30		300	256,078
U.S. Treasury Notes	1.000	07/31/28		2,400	2,169,375
U.S. Treasury Notes	1.125	02/15/31(k)		1,600	1,416,500
U.S. Treasury Notes	2.500	04/30/24		3,876	3,846,476
U.S. Treasury Notes	2.875	04/30/29		800	807,750
U.S. Treasury Notes	3.250	06/30/29		4,000	4,136,250

Total U.S. Treasury Obligations (cost $15,614,793)					15,161,447

	Shares
Exchange-Traded Funds 0.2%
iShares 0-5 Year High Yield Corporate Bond ETF	1,000	42,270
iShares iBoxx $ Investment Grade Corporate Bond ETF	800	91,688
iShares iBoxx High Yield Corporate Bond ETF	1,000	78,190
iShares National Muni Bond ETF	100	10,857

Total Exchange-Traded Funds (cost $212,763)		223,005

Total Long-Term Investments (cost $100,302,288)		87,938,315

			Principal Amount (000)#
Short-Term Investments 3.9%
U.S. Government Agency Obligations(n) 0.6%
Federal Home Loan Bank	2.001%	08/05/22	100	99,976
Federal Home Loan Bank	2.203	08/19/22	100	99,833
Federal Home Loan Bank	1.953	08/23/22	100	99,792
Tennessee Valley Authority	2.001	08/03/22	200	199,975

Total U.S. Government Agency Obligations (cost $499,727)				499,576

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description			Principal Amount (000)#	Value
U.S. Treasury Obligation(n) 0.5%
U.S. Treasury Bills (cost $499,163)	2.079%	08/30/22	500	$499,143

	Shares
Unaffiliated Fund 2.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $2,602,800)	2,602,800	2,602,800
Options Purchased*~ 0.0%
	(cost $10,079)	20,914

	Total Short-Term Investments (cost $3,611,769)	3,622,433

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.9% (cost $103,914,057)	91,560,748
Options Written*~ (0.0)%
	(premiums received $12,000)	(26,618)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.9% (cost $103,902,057)	91,534,130
	Other assets in excess of liabilities(z) 0.1%	81,662

	Net Assets 100.0%	$91,615,792

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDS—Credit Default Swap
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MPLE—Maple Bonds
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBOR—Stockholm Interbank Offered Rate

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
THBFIX—Thai Baht Interest Rate Fixing
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $108,790 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swaptions, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	3,000	$799
2- Year Interest Rate Swaptions, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	3,000	20,115
Total Options Purchased (cost $10,079)									$20,914

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swaptions, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	800	$(794)
2- Year Interest Rate Swaptions, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	800	(25,824)
Total Options Written (premiums received $12,000)								$(26,618)
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Sep. 2022	$420,922	$1,294
5	10 Year Canadian Government Bonds	Sep. 2022	509,351	10,067
17	20 Year U.S. Treasury Bonds	Sep. 2022	2,448,000	87,176
19	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	3,007,938	60,814
6	Euro-OAT	Sep. 2022	898,198	16,471
				175,822
Short Positions:
15	5 Year Euro-Bobl	Sep. 2022	1,960,343	(41,456)
9	5 Year U.S. Treasury Notes	Sep. 2022	1,023,539	(18,402)
20	10 Year Euro-Bund	Sep. 2022	3,222,319	(116,661)
1	10 Year U.K. Gilt	Sep. 2022	143,920	36
31	10 Year U.S. Treasury Notes	Sep. 2022	3,755,360	(44,056)
12	10 Year U.S. Ultra Treasury Notes	Sep. 2022	1,575,000	(39,368)
113	Euro Currency	Sep. 2022	14,484,481	706,826
11	Euro Schatz Index	Sep. 2022	1,238,198	(3,963)
				442,956
				$618,778

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/02/22	Morgan Stanley & Co. International PLC	AUD	393	$273,528	$274,776	$1,248	$—
British Pound,
Expiring 08/02/22	Morgan Stanley & Co. International PLC	GBP	317	375,996	386,142	10,146	—
Expiring 08/02/22	The Toronto-Dominion Bank	GBP	3,444	4,157,020	4,194,363	37,343	—
Canadian Dollar,
Expiring 08/02/22	Morgan Stanley & Co. International PLC	CAD	95	73,703	74,065	362	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	18,376	22,007	20,201	—	(1,806)
Chinese Renminbi,
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	500	74,488	74,034	—	(454)
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	634	94,644	94,019	—	(625)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	487,063	125,913	112,549	—	(13,364)
Danish Krone,
Expiring 08/02/22	Morgan Stanley & Co. International PLC	DKK	240	33,077	33,020	—	(57)
Euro,
Expiring 08/02/22	Bank of America, N.A.	EUR	210	223,564	215,185	—	(8,379)
Expiring 08/02/22	Barclays Bank PLC	EUR	5,053	5,170,691	5,165,781	—	(4,910)
Expiring 08/02/22	HSBC Bank PLC	EUR	248	250,684	253,258	2,574	—
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	1,152	1,162,176	1,177,359	15,183	—
Hungarian Forint,
Expiring 10/19/22	Citibank, N.A.	HUF	48,942	120,111	121,272	1,161	—
Japanese Yen,
Expiring 08/02/22	Citibank, N.A.	JPY	202,385	1,482,826	1,518,127	35,301	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	JPY	16,076	116,148	120,588	4,440	—
Mexican Peso,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MXN	1,006	49,126	48,836	—	(290)
Norwegian Krone,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	NOK	553	54,297	57,303	3,006	—
Polish Zloty,
Expiring 10/19/22	HSBC Bank PLC	PLN	345	72,224	73,358	1,134	—
South African Rand,
Expiring 09/21/22	BNP Paribas S.A.	ZAR	1,357	83,616	81,145	—	(2,471)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/21/22	Goldman Sachs International	ZAR	1,565	$94,308	$93,579	$—	$(729)
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	127,227	102,389	97,672	—	(4,717)
Swiss Franc,
Expiring 08/02/22	Bank of America, N.A.	CHF	285	296,234	299,916	3,682	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CHF	82	87,072	87,152	80	—
				$14,595,842	$14,673,700	115,660	(37,802)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/02/22	Morgan Stanley & Co. International PLC	AUD	393	$272,821	$274,777	$—	$(1,956)
Expiring 09/02/22	Morgan Stanley & Co. International PLC	AUD	393	273,638	274,928	—	(1,290)
British Pound,
Expiring 08/02/22	Barclays Bank PLC	GBP	47	56,192	56,931	—	(739)
Expiring 08/02/22	BNP Paribas S.A.	GBP	3,714	4,556,915	4,523,574	33,341	—
Expiring 09/02/22	Morgan Stanley & Co. International PLC	GBP	112	135,205	136,836	—	(1,631)
Expiring 09/02/22	The Toronto-Dominion Bank	GBP	3,444	4,160,064	4,197,282	—	(37,218)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	90	110,046	110,141	—	(95)
Canadian Dollar,
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	CAD	95	73,360	74,065	—	(705)
Expiring 09/02/22	Morgan Stanley & Co. International PLC	CAD	95	73,704	74,061	—	(357)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	129	100,705	100,756	—	(51)
Expiring 10/19/22	The Toronto-Dominion Bank	CAD	733	564,457	572,298	—	(7,841)
Chinese Renminbi,
Expiring 08/23/22	Citibank, N.A.	CNH	844	124,742	125,052	—	(310)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	21,324	3,114,245	3,159,980	—	(45,735)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	820	$122,417	$121,451	$966	$—
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	760,786	182,312	175,800	6,512	—
Danish Krone,
Expiring 08/02/22	HSBC Bank PLC	DKK	240	34,147	33,021	1,126	—
Expiring 09/02/22	Morgan Stanley & Co. International PLC	DKK	240	33,154	33,095	59	—
Euro,
Expiring 08/02/22	Bank of America, N.A.	EUR	6,240	6,582,635	6,379,313	203,322	—
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	174	176,837	177,775	—	(938)
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	23	24,557	23,922	635	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	226	229,984	230,572	—	(588)
Expiring 09/02/22	Barclays Bank PLC	EUR	5,053	5,182,126	5,176,883	5,243	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	579	593,590	595,181	—	(1,591)
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	1,526,380	105,581	102,772	2,809	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	429	129,553	126,734	2,819	—
Expiring 09/21/22	Citibank, N.A.	ILS	429	129,671	126,735	2,936	—
Expiring 09/21/22	Citibank, N.A.	ILS	24	6,911	7,021	—	(110)
Expiring 09/21/22	Goldman Sachs International	ILS	89	26,927	26,401	526	—
Japanese Yen,
Expiring 08/02/22	Bank of America, N.A.	JPY	189,079	1,400,402	1,418,320	—	(17,918)
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	JPY	29,381	215,221	220,395	—	(5,174)
Expiring 09/02/22	Citibank, N.A.	JPY	202,385	1,486,204	1,521,609	—	(35,405)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	13,940	104,952	105,231	—	(279)
Mexican Peso,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	3,844	191,652	186,695	4,957	—
Peruvian Nuevo Sol,
Expiring 09/21/22	BNP Paribas S.A.	PEN	131	34,332	33,055	1,277	—
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	41	29,513	29,331	182	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,777	$106,356	$106,250	$106	$—
Expiring 09/21/22	Standard Chartered Bank	ZAR	6,019	384,133	360,008	24,125	—
Swedish Krona,
Expiring 10/19/22	BNP Paribas S.A.	SEK	771	73,841	76,147	—	(2,306)
Swiss Franc,
Expiring 08/02/22	Morgan Stanley & Co. International PLC	CHF	285	298,361	299,916	—	(1,555)
Expiring 09/02/22	Bank of America, N.A.	CHF	285	296,934	300,668	—	(3,734)
Expiring 10/19/22	HSBC Bank PLC	CHF	137	140,836	145,321	—	(4,485)
				$31,939,233	$31,820,303	290,941	(172,011)
						$406,601	$(209,813)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/27	1.000%(Q)	100	$38,793	$230	$38,563	Citibank, N.A.
Emirate of Abu Dhabi	06/20/27	1.000%(Q)	100	(1,701)	230	(1,931)	Citibank, N.A.
Federation of Malaysia	06/20/27	1.000%(Q)	150	(1,663)	345	(2,008)	Citibank, N.A.
Federative Republic of Brazil	06/20/27	1.000%(Q)	600	43,550	1,380	42,170	Citibank, N.A.
Kingdom of Saudi Arabia	06/20/27	1.000%(Q)	100	(1,560)	230	(1,790)	Citibank, N.A.
People’s Republic of China	06/20/27	1.000%(Q)	600	(8,180)	1,380	(9,560)	Citibank, N.A.
Republic of Argentina	06/20/27	1.000%(Q)	100	77,995	230	77,765	Citibank, N.A.
Republic of Chile	06/20/27	1.000%(Q)	150	1,918	345	1,573	Citibank, N.A.
Republic of Colombia	06/20/27	1.000%(Q)	300	20,209	690	19,519	Citibank, N.A.
Republic of Indonesia	06/20/27	1.000%(Q)	450	2,704	1,035	1,669	Citibank, N.A.
Republic of Panama	06/20/27	1.000%(Q)	100	1,345	230	1,115	Citibank, N.A.
Republic of Peru	06/20/27	1.000%(Q)	150	1,681	345	1,336	Citibank, N.A.
Republic of Philippines	06/20/27	1.000%(Q)	100	95	230	(135)	Citibank, N.A.
Republic of South Africa	06/20/27	1.000%(Q)	600	49,557	1,380	48,177	Citibank, N.A.
Republic of Turkey	06/20/27	1.000%(Q)	600	154,957	1,380	153,577	Citibank, N.A.
Republic of Ukraine	06/20/27	1.000%(Q)	100	81,859	230	81,629	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
State of Qatar	06/20/27	1.000%(Q)	100	$(1,685)	$230	$(1,915)	Citibank, N.A.
United Mexican States	06/20/27	1.000%(Q)	600	14,414	1,380	13,034	Citibank, N.A.
				$474,288	$11,500	$462,788

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.37.V1	06/20/27	1.000%(Q)	5,000	3.250%	$(465,364)	$(16,365)	$(448,999)	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	09/20/22	1.000%(Q)	300	$38,632	$27,727	$10,905	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	652	271,847	229,672	42,175	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	134	76,283	50,667	25,616	HSBC Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	121	68,882	73,303	(4,421)	Barclays Bank PLC
Russian Federation	12/20/25	1.000%(Q)	200	130,515	116,276	14,239	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	100	65,258	70,035	(4,777)	Citibank, N.A.
Russian Federation	12/20/31	1.000%(Q)	400	261,030	264,725	(3,695)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	200	130,515	88,143	42,372	HSBC Bank PLC
				$1,042,962	$920,548	$122,414

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%(Q)		100	0.998%	$117	$224	$(107)	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	100	0.437%	349	396	(47)	Goldman Sachs International
Generalitat de Catalunya	12/20/25	1.000%(Q)		100	*	1,156	(647)	1,803	Deutsche Bank AG
Halliburton Co.	12/20/26	1.000%(Q)		50	1.056%	(55)	421	(476)	Goldman Sachs International
Hellenic Republic	12/20/31	1.000%(Q)		140	2.278%	(13,103)	(4,012)	(9,091)	Barclays Bank PLC
Kingdom of Spain	06/20/25	1.000%(Q)		1,000	0.374%	18,615	(5,328)	23,943	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		170	0.374%	3,164	(945)	4,109	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		15	0.374%	280	114	166	Barclays Bank PLC
Republic of Estonia	12/20/26	1.000%(Q)		50	0.667%	746	416	330	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)		475	0.300%	3,496	(541)	4,037	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)		85	1.663%	(400)	—	(400)	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)		45	1.233%	(374)	114	(488)	Citibank, N.A.
Republic of Poland	06/20/24	1.000%(Q)		145	1.053%	25	213	(188)	BNP Paribas S.A.
Republic of South Africa	12/20/23	1.000%(Q)		300	1.878%	(3,235)	(4,479)	1,244	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)		100	560.676%	(80,037)	1,985	(82,022)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)		100	421.755%	(80,301)	3,789	(84,090)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)		90	377.938%	(72,245)	(581)	(71,664)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q)		200	*	(130,515)	(113,304)	(17,211)	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)		100	*	(65,257)	(70,508)	5,251	Morgan Stanley & Co. International PLC
Russian Federation	12/20/30	1.000%(Q)		400	*	(261,030)	(264,397)	3,367	HSBC Bank PLC

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	12/20/30	1.000%(Q)	200	*	$(130,516)	$(88,182)	$(42,334)	HSBC Bank PLC
State of Israel	09/20/22	1.000%(Q)	100	0.112%	244	126	118	HSBC Bank PLC
Teck Resources Ltd.	06/20/26	5.000%(Q)	150	1.993%	16,913	21,901	(4,988)	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	1.000%	196	2,773	(2,577)	Goldman Sachs International
					$(791,767)	$(520,452)	$(271,315)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	7,173	4.710%	$(355)	$123,332	$123,687
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	4,515	0.804%	8,255	44,931	36,676
					$7,900	$168,263	$160,363
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$2,102	$—	$2,102

Inflation swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$10,786	$10,786
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(21,937)	(21,937)
					$—	$(11,151)	$(11,151)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,100	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	$(3,170)	$(112,538)	$(109,368)
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(3,098)	(56,657)	(53,559)
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	518	(1,318)	(1,836)
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	(2,778)	(2,777)
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)	16,718	(6,966)	(23,684)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,445)	(7,205)	(5,760)
CAD	185	12/03/51	2.800%(S)	3 Month CDOR(2)(S)	(20,272)	(11,620)	8,652
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)	(265)	(1,954)	(1,689)
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)	(567)	(6,203)	(5,636)
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(236)	(2,607)	(2,371)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)	(21,040)	(25,622)	(4,582)
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(6,679)	(6,679)
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,474	1,474
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,557	1,558
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,001	3,001
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,687	3,687
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	5,078	5,081
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	3,565	3,566
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	3,438	3,439
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	5,995	6,000
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,049	2,049
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	2,597	2,600
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	4,020	4,022
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	5,586	5,590
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	11	9,913	9,902
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(14)	13,525	13,539
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(57,519)	(57,519)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(3,622)	(1,687)	1,935

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	$—	$(74,416)	$(74,416)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(107,783)	(107,783)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)	692	4,198	3,506
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	(39,535)	(39,535)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(149)	(37,751)	(37,602)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)	683	4,318	3,635
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	4,633	(5,158)	(9,791)
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(8,211)	(28,082)	(19,871)
EUR	140	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(7,522)	(7,522)
EUR	285	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	12,389	12,389
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	16,310	16,310
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(17,935)	(17,935)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	37,674	37,674
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(41,660)	(41,660)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	28,438	28,438
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(33,834)	(33,834)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	5,648	(2,778)	(8,426)
EUR	144	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(4,337)	(4,337)
GBP	305	04/07/41	0.952%(A)	1 Day SONIA(2)(A)	(10)	(62,800)	(62,790)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	48,880	(40,290)	(89,170)
GBP	85	05/08/47	1.250%(A)	1 Day SONIA(2)(A)	(19,906)	(15,672)	4,234
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	—	(15,376)	(15,376)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)	(3,750)	(12,334)	(8,584)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(38,822)	(38,822)
JPY	126,000	04/08/23	(0.029)%(S)	1 Day TONAR(2)(S)	52	(691)	(743)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)	12	(6,053)	(6,065)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)	(579)	2,679	3,258

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	110,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	$(15,558)	$(9,615)	$5,943
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	6	(15,987)	(15,993)
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)	(10,648)	(25,777)	(15,129)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)	(1,018)	4,995	6,013
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)	(3,065)	8,942	12,007
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)	(1,529)	7,043	8,572
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)	(6)	(1,265)	(1,259)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)	(26)	(6,557)	(6,531)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)	(13)	(2,263)	(2,250)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)	(111)	(13,150)	(13,039)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)	(19,278)	(16,785)	2,493
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)	(135)	(702)	(567)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)	(3,312)	(6,033)	(2,721)
JPY	10,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(5,846)	(10,436)	(4,590)
KRW	979,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	(24,939)	(36,395)	(11,456)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	(6,105)	(6,105)
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	(1,848)	(1,848)
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	(10,401)	(46,299)	(35,898)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	3,672	(6,159)	(9,831)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(8,810)	(8,810)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	18,336	(24,345)	(42,681)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	—	(39,521)	(39,521)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	(3,639)	(26,162)	(22,523)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)	1,039	(15,747)	(16,786)
THB	6,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)	—	(923)	(923)
THB	3,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)	—	(7,901)	(7,901)
	2,000	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(40,135)	(40,135)
	2,180	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	21,977	21,977
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	30,961	30,961
					$(84,979)	$(1,017,693)	$(932,714)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$3,422	$—	$3,422	Standard Chartered Bank

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	$(2,809)	$(8)	$(2,801)	Morgan Stanley & Co. International PLC
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(6,141)	(12)	(6,129)	HSBC Bank PLC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	(109)	—	(109)	Morgan Stanley & Co. International PLC
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)	898	(2)	900	Citibank, N.A.
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)	7	(1)	8	Goldman Sachs International
THB	1,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(910)	—	(910)	HSBC Bank PLC
					$(5,642)	$(23)	$(5,619)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).